SHARE-BASED COMPENSATION	12 Months Ended
Aug. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18.   SHARE-BASED COMPENSATION

Share incentive plan

On December 15, 2017, the Company adopted the Bright Scholar Education Holdings Limited 2017 Share Incentive Plan (the “2017 Plan”). In 2017, the Company provided up to an aggregate of 845,000 Class A ordinary shares of the Company as stock based compensation to school principals and management team members with vesting period varying from 3 to 5 years.

On September 1, 2018, the Company granted 167,138 Class A ordinary shares to management of Can-achieve Group per ordinary share pursuant to the 2017 Plan. The vesting period of option is 3 year, and the vesting is subject to the performance indicator of the option holders. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days.

On January 18, 2019, the Company granted 2,545,000 Class A ordinary shares to certain member of the Company’s senior management team, pursuant to the Company's 2017 plan, in which, one tenth was vested and exercisable on grant date and the remaining options will vest over 6 years from grant date. Vesting is subject to the continuous services of the option holders to the Company and the financial and operating performance of the Group. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days.

In the event of termination of the option holders' continuous service for cause, the option holders' right to exercise the option shall terminate concurrently, except otherwise determined by the plan administrator, and the Group shall have the rights to repurchase all vested options purchased by the option holders. The Company uses the Binomial tree of lattice pricing model to determine the estimated fair value for each option granted below with the assistance of an independent valuation firm. The post-vesting forfeiture rate is estimated by the Group at the range of 0%-15% by different level of principals and management team members.

The assumptions used in determining the fair value of the share options on the grant date were as follows:

Assumptions	2018	2019
Expected dividend yield	0%	0%
Risk-free interest rate	1.84%-2.35%	2.75%-2.85%
Expected volatility	42%-51%	50%-51%
Expected life	2 or 10 years	8.90 or 9.29 years
Exercise multiples	2.20-2.80 times	2.20-2.80 times
Fair value of underlying ordinary shares (US$/share)	9.29-12.25	6.28-6.83

18.   SHARE-BASED COMPENSATION - continued

Notes:

(1)	The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.
(2)	The risk-free interest rate was estimated based on the US Government Bond yield with the maturity commensurate with the expected life.
(3)	The expected volatility of the underlying ordinary shares was estimated based on historical volatility of the Company for the period before the valuation date with length commensurate to expected life of the options.
(4)	The expected life was the contractual life of the share options.
(5)	The Company estimated the exercise multiple based on a consideration of various research studies regarding exercise pattern from historical statistical data.
(6)	The fair values of ordinary shares were determined based on the closing price in the market.

For the year ended August 31, 2018, 2019 and 2020, the share options movement were as follows:

			Weighted	Weighted
		Weighted	average	average
	Number	average	remaining	fair value	Aggregate
	of share	exercise	contractual	at grant	intrinsic
	options	price	years	date	value
		US$		US$	US$
As of August 31, 2017	—	—	—
Granted	845,000	8.74	8.63
Exercised	—	—	—
Forfeited/Cancelled	(47,896)	8.74	8.21
As of August 31, 2018	797,104	8.74	8.66	11.4	2,630,442
Granted	2,712,138	8.74	8.29
Exercised	(14,457)	8.74	—
Forfeited/Cancelled	(421,471)	8.74	8.30
As of August 31, 2019	3,073,314	8.74	8.33	7.98	(1,407,301)
Granted	—	—	—
Forfeited/Cancelled	(2,232,547)	8.74	7.29
Outstanding as of August 31, 2020	840,767	8.74	7.29	10.73	(823,950)
Vested and exercisable as of August 31, 2020	471,200	8.74	7.29	10.13	(461,776)

For the year ended August 31, 2018, 2019 and 2020, the Group recognized share-based payment expenses of RMB 29,061, RMB 51,664 and RMB (10,631), respectively, in connection with the share options granted to employees. The share-based award granted to members of senior management requires both a performance condition and service condition. During the fiscal year ended August 31, 2020, the Group assessed that the performance condition of certain employees is not probable of being met and recorded a reversal of share-based compensation amounting to RMB 34,252.The total fair value of share options vested was RMB 3,712, RMB 32,276 and RMB 32,851, respectively.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. As of August 31, 2018, 2019 and 2020, there was RMB 31,586, RMB 91,147 and RMB 4,098 unrecognized compensation expense, respectively, related to un-vested share options granted to executive and employees of the Group. As of August 31, 2019 and 2020, the unvested share options expense relating to the share options of the Group is expected to be recognized over a weighted average vesting period of 2.94 years and 1.39 years, respectively.